EMPLOYEE FUTURE BENEFITS (Details 9)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Discount rate	4.00%	3.90%	4.40%
Rate of compensation increase	2.00%	2.00%	2.00%
Discount rate	3.90%	4.40%	5.00%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	6.50%	6.75%	7.00%
Extended health benefits:
Initial health care cost trend rate	6.00%	6.00%	6.00%
Annual rate of decline in trend rate	0.50%	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	6.00% in 2012 and 4.50% thereafter	6.00% in 2011 and 2012, and 4.50% thereafter	6.00% in 2010 to 2012, and 4.50% thereafter